Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Basis of Presentation
Summary of Significant Accounting Policies

Note 2.         Basis of Presentation

Athlon’s consolidated financial statements include the accounts of its wholly owned and majority-owned subsidiaries.  All material intercompany balances and transactions have been eliminated in consolidation.

In the opinion of management, the accompanying unaudited consolidated financial statements include all adjustments necessary to present fairly, in all material respects, Athlon’s financial position as of September 30, 2013, results of operations for the three and nine months ended September 30, 2013 and 2012, and cash flows for the nine months ended September 30, 2013 and 2012.  All adjustments are of a normal recurring nature.  These interim results are not necessarily indicative of results for an entire year.

Certain amounts and disclosures have been condensed and omitted from the unaudited consolidated financial statements pursuant to the rules and regulations of the United States Securities and Exchange Commission (the “SEC”).  Therefore, these unaudited consolidated financial statements should be read in conjunction with Holdings’ audited consolidated financial statements and related notes thereto included in Athlon’s final prospectus dated August 1, 2013 and filed with the SEC pursuant to Rule 424(b)(4) of the Securities Act of 1933, as amended, on August 5, 2013.

Income Taxes

Athlon accounts for income taxes using the asset and liability method.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards.  Deferred tax assets and liabilities are measured using enacted tax laws and rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

Athlon periodically assesses whether it is more likely than not that it will generate sufficient taxable income to realize its deferred income tax assets, including net operating losses.  In making this determination, Athlon considers all available positive and negative evidence and makes certain assumptions.  Athlon considers, among other things, its deferred tax liabilities, the overall business environment, its historical earnings and losses, current industry trends, and its outlook for future years.  Athlon believes it is more likely than not that certain net operating losses can be carried forward and utilized.

In April 2013, Athlon had a corporate reorganization to effectuate its IPO.  Holdings, Athlon’s accounting predecessor, is a partnership not subject to federal income tax.  Pursuant to the steps of the corporate reorganization, certain Class A limited partners and the Class B limited partners of Holdings exchanged their interests for shares of Athlon’s common stock.  Athlon’s operations are now subject to federal income tax.  The tax implications of the corporate reorganization and the tax impact of the conversion to operating as a taxable entity have been reflected in the accompanying consolidated financial statements.

Noncontrolling Interest

As of September 30, 2013, management and employees owned approximately 2.2% of Holdings.  Athlon owns 100% of Athlon Holdings GP LLC, which is Holdings’ general partner.  Considering the presumption of control, Athlon has fully consolidated the financial position, results of operations, and cash flows of Holdings.

As presented in the accompanying Consolidated Balance Sheets, “Noncontrolling interest” as of September 30, 2013 of approximately $10.0 million represents management and employees’ 1,855,563 New Holdings Units that are exchangeable for shares of Athlon’s common stock on a one-for-one basis.  As presented in the accompanying Consolidated Statements of Operations, “Net income (loss) attributable to noncontrolling interest” for the three and nine months ended September 30, 2013 of approximately $(0.2) million and $0.6 million, respectively, represents the net income of Holdings attributable to management and employees since April 26, 2013.

The following table summarizes the effects of changes in Athlon’s partnership interest in Holdings on Athlon’s equity for the periods indicated:

	Three months ended September 30, 2013	Nine months ended September 30, 2013
	(in thousands)
Net income attributable to stockholders	$2,482	$37,058
Transfer from noncontrolling interest:
Increase in Athlon’s paid-in capital for corporate reorganization	—	290,950
Increase in Athlon’s paid-in capital for issuance of 15,789,474 shares of common stock in initial public offering	295,473	295,473
Net transfer from noncontrolling interest	295,473	586,423
Change from net income attributable to stockholders and transfers from (to) noncontrolling interest	$297,955	$623,481

New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2011-11, “Disclosures about Offsetting Assets and Liabilities” and in January 2013 issued ASU 2013-01, “Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities”.  These ASUs created new disclosure requirements regarding the nature of an entity’s rights of setoff and related arrangements associated with its derivative instruments, repurchase agreements, and securities lending transactions.  Certain disclosures of the amounts of certain instruments subject to enforceable master netting arrangements are required, irrespective of whether the entity has elected to offset those instruments in the statement of financial position.  These ASUs were effective retrospectively for annual reporting periods beginning on or after January 1, 2013.  The adoption of these ASUs did not impact Athlon’s financial position, results of operations, or liquidity.

No other new accounting pronouncements issued or effective from January 1, 2013 through the date of this Report, had or are expected to have a material impact on Athlon’s unaudited consolidated financial statements.

Note 2. Summary of Significant Accounting Policies

Principles of Consolidation

        Athlon's consolidated financial statements include the accounts of its wholly owned and majority-owned subsidiaries. All material intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

        Preparing financial statements in conformity with accounting principles generally accepted in the United States requires management to make certain estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses, and the disclosure of contingent assets and liabilities in the consolidated financial statements. Although management believes these estimates are reasonable, actual results could differ materially from those estimates.

        Estimates made in preparing these consolidated financial statements include, among other things, estimates of the proved oil and natural gas reserve volumes used in calculating depletion, depreciation, and amortization ("DD&A") expense; operating costs accrued; volumes and prices for revenues accrued; valuation of derivative instruments; and the timing and amount of future abandonment costs used in calculating asset retirement obligations. Changes in the assumptions used could have a significant impact on results in future periods.

Cash and Cash Equivalents

        Cash and cash equivalents include demand deposits and funds invested in highly liquid instruments with original maturities of three months or less and typically exceed federally insured limits.

        The following table sets forth supplemental disclosures of cash flow information for the periods indicated:

	Year ended December 31,
	2012	2011
	(in thousands)
Cash paid during the period for:
Interest	$8,326	$2,395
Income taxes	—	—

Accounts Receivable

        Accounts receivable, which are primarily from the sale of oil, natural gas, and natural gas liquids ("NGLs"), is accrued based on estimates of the sales and prices Athlon believes it will receive. Athlon routinely reviews outstanding balances, assesses the financial strength of its customers, and records a reserve for amounts not expected to be fully recovered. Actual balances are not applied against the reserve until substantially all collection efforts have been exhausted. At December 31, 2012 and 2011, Athlon had no allowance for doubtful accounts.

Inventory

        Inventory includes materials and supplies that Athlon intends to deploy to various development activities and oil in tanks at the lease, both of which are stated at the lower of cost (determined on an average basis) or market. Oil in tanks at the lease is carried at an amount equal to its costs to produce. Inventory consisted of the following as of the dates indicated:

	December 31,
	2012	2011
	(in thousands)
Materials and supplies	$670	$371
Oil inventory	352	380

Total inventory	$1,022	$751

Oil and Natural Gas Properties

        Athlon applies the provisions of the "Extractive Activities—Oil and Gas" topic of the Financial Accounting Standards Board's (the "FASB") Accounting Standards Codification (the "ASC"). Athlon uses the full cost method of accounting for its oil and natural gas properties. Under this method, costs directly associated with the acquisition, exploration, and development of reserves are capitalized into a full cost pool. Capitalized costs are amortized using a unit-of-production method. Under this method, the provision for DD&A is computed at the end of each period by multiplying total production for the period by a depletion rate. The depletion rate is determined by dividing the total unamortized cost base plus future development costs by net equivalent proved reserves at the beginning of the period.

        Costs associated with unproved properties are excluded from the amortizable cost base until a determination has been made as to the existence of proved reserves. Unproved properties are reviewed at the end of each quarter to determine whether the costs incurred should be reclassified to the full cost pool and, thereby, subjected to amortization. The costs associated with unproved properties primarily consist of acquisition and leasehold costs as well as development costs for wells in progress for which a determination of the existence of proved reserves has not been made. These costs are transferred to the amortization base once a determination is made whether or not proved reserves can be assigned to the property, upon impairment of a lease, or immediately upon determination that the well is unsuccessful. Costs of seismic data that cannot be directly associated to specific unproved properties are included in the full cost pool as incurred, otherwise, they are allocated to various unproved leaseholds and transferred to the amortization base with the associated leasehold costs on a specific project basis.

        Unevaluated properties are assessed periodically, at least annually, for possible impairment. Properties are assessed on an individual basis or as a group if properties are individually insignificant. The assessment includes consideration of various factors, including, but not limited to: intent to drill, remaining lease term, geological and geophysical evaluations, drilling results, and economic viability of development if proved reserves are assigned. During any period in which these factors indicate impairment, the cumulative drilling costs incurred to date for such property and all or a portion of the associated leasehold costs are transferred to the full cost pool and become subject to amortization.

        Under the full cost method of accounting, total capitalized costs of oil and natural gas properties, net of accumulated depletion, less related deferred income taxes may not exceed an amount equal to the present value of future net revenues from proved reserves, discounted at 10% per annum, plus the lower of cost or fair value of unevaluated properties, plus estimated salvage value, less the related tax effects (the "ceiling limitation"). A ceiling limitation is calculated at the end of each quarter. If total capitalized costs, net of accumulated DD&A, less related deferred income taxes are greater than the ceiling limitation, a write-down or impairment of the full cost pool is required. A write-down of the carrying value of the full cost pool is a non-cash charge that reduces earnings and impacts partners' equity in the period of occurrence and typically results in lower DD&A expense in future periods. Once incurred, a write-down cannot be reversed at a later date.

        The ceiling limitation calculation is prepared using the 12-month first-day-of-the-month oil and natural gas average prices, as adjusted for basis or location differentials, held constant over the life of the reserves ("net wellhead prices"). If applicable, these net wellhead prices would be further adjusted to include the effects of any fixed price arrangements for the sale of oil and natural gas. Athlon uses commodity derivative contracts to mitigate the risk against the volatility of oil and natural gas prices. Commodity derivative contracts that qualify and are designated as cash flow hedges are included in estimated future cash flows. Athlon has not designated any of its commodity derivative contracts as cash flow hedges and has therefore not included its commodity derivative contracts in estimating future cash flows. The future cash outflows associated with future development or abandonment of wells are included in the computation of the discounted present value of future net revenues for purposes of the ceiling limitation calculation.

        Sales and abandonments of oil and natural gas properties being amortized are accounted for as adjustments to the full cost pool, with no gain or loss recognized, unless the adjustments would significantly alter the relationship between capitalized costs and proved reserves. A significant alteration would not ordinarily be expected to occur upon the sale of reserves involving less than 25% of the reserve quantities of a cost center.

        Natural gas volumes are converted to barrels of oil equivalent ("BOE") at the rate of six thousand cubic feet ("Mcf") of natural gas to one barrel ("Bbl") of oil. This convention is not an equivalent price basis and there may be a large difference in value between an equivalent volume of oil versus an equivalent volume of natural gas.

        Independent petroleum engineers estimate Athlon's proved reserves annually on December 31. This results in a new DD&A rate which Athlon uses for the preceding fourth quarter after adjusting for fourth quarter production. Athlon internally estimates reserve additions and reclassifications of reserves from unproved to proved at the end of the first, second, and third quarters for use in determining a DD&A rate for the respective quarter.

        Athlon capitalizes interest on expenditures made in connection with exploration and development projects that are not subject to current amortization. Interest is capitalized only for the period that activities are in progress to bring these projects to their intended use. Capitalized interest cannot exceed gross interest expense. During 2012, Athlon capitalized approximately $0.2 million of interest expense. During 2011, Athlon did not capitalize any interest expense.

        Amounts shown in the accompanying Consolidated Balance Sheets as "Proved properties, including wells and related equipment" consisted of the following as of the date indicated:

	December 31,
	2012	2011
	(in thousands)
Proved leasehold costs	$376,271	$283,302
Wells and related equipment—completed	379,036	89,140
Wells and related equipment—in process	33,264	26,763

Total proved properties	$788,571	$399,205

Asset Retirement Obligations

        Athlon applies the provisions of the "Asset Retirement and Environmental Obligations" topic of the ASC. Athlon has obligations as a result of lease agreements and enacted laws to remove its equipment and restore land at the end of production operations. These asset retirement obligations are primarily associated with plugging and abandoning wells and land remediation. At the time a well is drilled or acquired, Athlon records a separate liability for the estimated fair value of its asset retirement obligations, with an offsetting increase to the related oil and natural gas asset representing asset retirement costs in the accompanying Consolidated Balance Sheets. The cost of the related oil and natural gas asset, including the asset retirement cost, is included in Athlon's full cost pool. The estimated fair value of an asset retirement obligation is the present value of the expected future cash outflows required to satisfy the asset retirement obligations discounted at Athlon's credit-adjusted, risk-free interest rate at the time the liability is incurred. Accretion expense is recognized over time as the discounted liability is accreted to its expected settlement value.

        Inherent to the present-value calculation are numerous estimates, assumptions, and judgments, including, but not limited to: the ultimate settlement amounts, inflation factors, credit-adjusted risk-free rates, timing of settlement, and changes in the legal, regulatory, environmental, and political environments. To the extent future revisions to these assumptions affect the present value of the abandonment liability, Athlon makes corresponding adjustments to both the asset retirement obligation and the related oil and natural gas property asset balance. These revisions result in prospective changes to DD&A expense and accretion of the discounted abandonment liability. Please read "Note 5. Asset Retirement Obligations" for additional information.

Segment Reporting

        Athlon operates in only one industry: the oil and natural gas exploration and production industry in the United States. All revenues are derived from customers located in the United States.

Major Customers/Concentration of Credit Risk

        The following purchasers accounted for 10% or greater of the sales of production for the periods indicated and the corresponding outstanding accounts receivable balance as of the dates indicated:

	Percentage of Total Revenues for the Year Ended December 31,		Outstanding Accounts Receivable Balance as of December 31,
Purchaser	2012	2011	2012	2011
			(in thousands)
Occidental Petroleum Corporation	29%	58%	$4,456	$5,863
DCP Midstream	12%	13%	2,604	2,716
Pecos Gathering & Marketing	43%	13%	9,348	3,756

Income Taxes

        Prior to its corporate reorganization, Athlon was treated as a partnership for federal and state income tax purposes with each partner being separately taxed on their share of Athlon's taxable income. Therefore, no provision for current or deferred federal income taxes has been provided for in the accompanying Consolidated Financial Statements. However, Athlon's operations located in Texas are subject to an entity-level tax, the Texas margin tax, at a statutory rate of up to 0.7% of income that is apportioned to Texas. Deferred tax assets and liabilities are recognized for future Texas margin tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective Texas margin tax bases.

        Net income (loss) for financial statement purposes may differ significantly from taxable income reportable to partners as a result of differences between the tax bases and financial reporting bases of assets and liabilities and the taxable income allocation requirements under the partnership agreement. In addition, individual partners have different investment bases depending upon the timing and price of acquisition of their partnership units, and each partner's tax accounting, which is partially dependent upon the partner's tax position, differs from the accounting followed in the accompanying Consolidated Financial Statements. As a result, the aggregate difference in the basis of net assets for financial and tax reporting purposes cannot be readily determined as Athlon does not have access to information about each partner's tax attributes in Holdings.

        Athlon performs a periodic evaluation of tax positions to review the appropriate recognition threshold for each tax position recognized in its consolidated financial statements. As of December 31, 2012 and 2011, all of Athlon's tax positions met the "more-likely-than-not" threshold. As a result, no additional tax expense, interest, or penalties have been accrued.

Revenue Recognition

        Revenues from the sale of oil, natural gas and NGLs are recognized when the production is sold, net of any royalty interest. Because final settlement of Athlon's hydrocarbon sales can take up to two months, the expected sales volumes and prices for those properties are estimated and accrued using information available at the time the revenue is recorded. Natural gas revenues are recorded using the sales method of accounting whereby revenue is recognized based on actual sales of natural gas rather than Athlon's proportionate share of natural gas production. If Athlon's overproduced imbalance position (i.e., Athlon has cumulatively been over-allocated production) is greater than its share of remaining reserves, a liability would be recorded for the excess at period-end prices unless a different price is specified in the contract, in which case that price is used. At December 31, 2012 and 2011, Athlon did not have any natural gas imbalances. Revenue is not recognized for oil production in tanks, but the production is recorded as a current asset based on the cost to produce and included in "Inventory" in the accompanying Consolidated Balance Sheets. Transportation expenses are included in operating expenses and are not material.

Derivatives

        Athlon uses various financial instruments for non-trading purposes to manage and reduce price volatility and other market risks associated with its oil production. These arrangements are structured to reduce Athlon's exposure to commodity price decreases, but they can also limit the benefit Athlon might otherwise receive from commodity price increases. Athlon's risk management activity is generally accomplished through over-the-counter commodity derivative contracts with large financial institutions, most of which are lenders underwriting Athlon's revolving credit agreement.

        Athlon applies the provisions of the "Derivatives and Hedging" topic of the ASC, which requires each derivative instrument to be recorded in the accompanying Consolidated Balance Sheets at fair value. If a derivative has not been designated as a hedge or does not otherwise qualify for hedge accounting, it must be adjusted to fair value through earnings. Athlon elected not to designate its current portfolio of commodity derivative contracts as hedges. Therefore, changes in fair value of these derivative instruments are recognized in earnings and included in "Derivative fair value loss (gain)" in the accompanying Consolidated Statements of Operations.

        Athlon enters into commodity derivative contracts for the purpose of economically hedging the price of its anticipated oil production even though Athlon does not designate the derivatives as hedges for accounting purposes. Athlon classifies cash flows related to derivative contracts based on the nature and purpose of the derivative. As the derivative cash flows are considered an integral part of Athlon's oil and natural gas operations, they are classified as cash flows from operating activities in the accompanying Consolidated Statements of Cash Flows. During 2011 and 2012, Athlon entered into commodity derivative contracts all of which were for the purpose of economically hedging its anticipated oil production.

        Cash flows relating to commodity derivative contracts that were entered into prior to Athlon commencing oil and natural gas operations in January 2011 are classified as investing activities in the accompanying Consolidated Statements of Cash Flows.

New Accounting Pronouncements

        In May 2011, the FASB issued Accounting Standards Update ("ASU") 2011-04, "Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs". ASU 2011-04 amended ASC 820 to converge the fair value measurement guidance in GAAP and International Financial Reporting Standards. Certain of the amendments clarified the application of existing fair value measurement requirements, while other amendments changed a particular principle in ASC 820. In addition, ASU 2011-04 required additional fair value disclosures. The amendments were effective for annual periods beginning after December 15, 2011. The adoption of ASU 2011-04 did not have a material impact on Athlon's financial position, results of operations, or liquidity.

        In December 2011, the FASB issued ASU 2011-11, "Disclosures about Offsetting Assets and Liabilities" and in January 2013 issued ASU 2013-01, "Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities". These ASUs create new disclosure requirements regarding the nature of an entity's rights of setoff and related arrangements associated with its derivative instruments, repurchase agreements, and securities lending transactions. Certain disclosures of the amounts of certain instruments subject to enforceable master netting arrangements would be required, irrespective of whether the entity has elected to offset those instruments in the statement of financial position. These ASUs are effective retrospectively for annual reporting periods beginning on or after January 1, 2013. The adoption of these ASUs will not impact Athlon's financial position, results of operations, or liquidity.

        No other new accounting pronouncements issued or effective during 2012, or in 2013 through the date of this report, had or are expected to have a material impact on Athlon's consolidated financial statements.